December 12, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares Trust (the “Trust”)
(Securities Act File No. 333-92935 and
Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional
Information for iShares MSCI EAFE Small Cap Index Fund, a series of the Trust, dated
December 7, 2007, do not differ from those contained in Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 7, 2007.

Please address all questions regarding this filing to the undersigned at (415) 817-6131.

Very truly yours,

/s/ Kevin D. Smith
Kevin D. Smith, Esq.